Expense Example	Jan. 31, 2026 USD ($)
Common Stock Fund | Common Stock Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Common Stock Fund | Common Stock Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Large Cap Fund | Large Cap Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Large Cap Fund | Large Cap Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
International Fund | International Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
International Fund | International Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
International Fund II - Currency Unhedged | International Fund II - Currency Unhedged Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	1,552
International Fund II - Currency Unhedged | International Fund II - Currency Unhedged Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,386
Global Fund | Global Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	865
Expense Example, with Redemption, 5 Years	1,650
Expense Example, with Redemption, 10 Years	3,708
Global Fund | Global Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	825
Expense Example, with Redemption, 5 Years	1,582
Expense Example, with Redemption, 10 Years	$ 3,576